Condensed Statement of Stockholders' Equity - HubPages, Inc. [Member] - USD ($)	Redeemable Convertible Series A Preferred Stock [Member]	Redeemable Convertible Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total [Member]
Balance at Dec. 31, 2015	$ 350	$ 677	$ 550	$ 8,069,905	$ (6,744,437)	$ 1,327,045
Balance, shares at Dec. 31, 2015	3,500,175	6,773,536	5,495,206
Stock-based compensation expense				7,624		7,624
Net income (loss)					135,447	135,447
Balance at Dec. 31, 2016	$ 350	$ 677	$ 550	8,077,529	(6,608,990)	1,470,116
Balance, shares at Dec. 31, 2016	3,550,175	6,773,536	5,495,206
Stock-based compensation expense				4,942		4,942
Net income (loss)					(20,810)	(20,810)
Balance at Jun. 30, 2017	$ 350	$ 677	$ 550	8,082,471	(6,629,800)	1,454,248
Balance, shares at Jun. 30, 2017	3,550,175	6,773,536	5,495,206
Balance at Dec. 31, 2016	$ 350	$ 677	$ 550	8,077,529	(6,608,990)	1,470,116
Balance, shares at Dec. 31, 2016	3,550,175	6,773,536	5,495,206
Repurchase of preferred stock	$ (350)	$ (220)		(199,430)		(200,000)
Repurchase of preferred stock, shares	(3,500,175)	(2,201,399)
Stock-based compensation expense				9,884		9,884
Net income (loss)					575,963	575,963
Balance at Dec. 31, 2017		$ 457	$ 550	7,887,983	(6,033,027)	1,855,963
Balance, shares at Dec. 31, 2017		4,572,137	5,495,206
Exercise of stock options			$ 2	2,518		2,520
Exercise of stock options, shares			18,000
Stock-based compensation expense				18,293		18,293
Net income (loss)					497,855	497,855
Balance at Jun. 30, 2018		$ 457	$ 552	$ 7,908,794	$ (5,535,172)	$ 2,374,631
Balance, shares at Jun. 30, 2018		4,572,137	5,513,206